Investment Objectives and Goals - NPF Core Equity ETF	Sep. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NPF Core Equity ETF – NPFE
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of NPF Core Equity ETF (the “Fund”) is to provide long-term capital appreciation
Objective, Secondary [Text Block]	and, as a secondary objective, current income.